Revenue - Contract costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization	$ 200,000	$ 0	$ 0
Other Noncurrent Assets
Capitalized Contract Cost [Line Items]
Capitalized contract cost	$ 3,500,000	$ 0